Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 3,761,058	$ (13,616,641)
Items not involving cash:
Depreciation, depletion and amortization	1,540,175	2,625,086
Accretion of asset retirement obligations	17,367	43,315
Gain on sale of oil and gas properties	(10,103,932)
Impairment of oil and gas properties		16,076,515
Deferred tax benefit	4,784,000	(4,784,000)
Unrealized derivative (gain) loss	(294,510)	242,007
Equity investment income	(22,745)
Net change in:
Accounts receivable	179,971	331,618
Prepaid expenses, deposits and other current assets	2,815	46,208
Accounts payable and accrued liabilities	(112,574)	223,787
Due to related parties	(2,431,177)	967,413
Net cash (used in) provided by operating activities	(2,679,552)	2,155,308
Cash flows from investing activities:
Acquisition and development of properties and equipment	(4,874,122)	(3,841,157)
Proceeds from disposition of assets	31,203,324	2,769,438
Equity method investment	(560,000)
Other long-term assets	(202,096)	(111,427)
Net cash provided by (used in) investing activities	25,567,106	(1,183,146)
Cash flows from financing activities:
Issue of non-controlling interests in subsidiary	4,236	20,775
Deferred offering costs	(169,283)
Proceeds from notes payable	2,622,258	520,000
Payments on notes payable	(23,553,108)	(2,000,000)
Distribution to non-controlling interests	(1,154,898)
Net cash used in financing activities	(22,250,795)	(1,459,225)
Net increase (decrease) in cash and cash equivalents	636,759	(487,063)
Cash and cash equivalents, beginning of period	208,295	695,358
Cash and cash equivalents, end of period	$ 845,054	$ 208,295